[CUNA Mutual Group/CUNA Mutual Insurance Society Letterhead]

February 23, 2009

Via EDGAR
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:	CUNA Mutual Variable Life Insurance Account, File No. 811-03915
CUNA Mutual Variable Annuity Account, File No. 811-08260
Rule 30b2-1 Filing

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940 (“Act”), as amended, each Registrant named above, each a unit investment trust registered as an investment company under the Act, mailed its contract owners the semi-annual report for the management investment companies in which its subaccounts invest, which include the following:

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio
MFS Variable Insurance TrustSM
MFS Strategic Income SeriesSM
Oppenheimer Variable Accounts Funds
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Main Street Fund®/VA
Panorama Series Fund, Inc.
Oppenheimer International Growth Fund®/VA
Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets Securities Fund
Mutual Discovery Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Ultra Series Fund
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
Money Market Fund
Bond Fund
High Income Fund
Diversified Income Fund
Large Cap Value Fund

Large Cap Growth Fund
Mid Cap Value Fund
Mid Cap Growth Fund
Small Cap Value Fund
Small Cap Growth Fund
Global Securities Fund
International Stock Fund
Target Retirement 2020 Fund
Target Retirement 2030 Fund
Target Retirement 2040 Fund
AIM Variable Insurance Funds
AIM VI Global Real Estate Fund
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturnTM Strategy Portfolio
PIMCO Total Return Portfolio
PIMCO Global Bond Portfolio (Unhedged)
VanKampen Life Investment Trust
VanKampen Life Investment Trust Mid Cap Growth Portfolio
VanKampen Life Investment Trust Growth and Income Portfolio

We understand these management investment companies have separately filed these semi-annual reports with the Securities and Exchange Commission on Form N-CSR.

We have included with this filing the cover, introductory letter and back pages that we include with our mailing.

Please contact me at (608) 231-7495 if you have any questions regarding this filing.

Regards,

/s/Kerry A. Jung

Kerry A. Jung
Lead Attorney

Attachments

ANNUAL REPORT
F o r P e r i o d E n d e d D e c e m b e r 3 1 , 2 0 0 8

Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities, International Stock, Target Retirement 2020, Target Retirement 2030, and Target Retirement 2040 Funds of the Ultra Series Fund

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

ANNUAL REPORT

This booklet contains an annual report for the Ultra Series Fund which is available through our family of MEMBERS® Variable Annuity and MEMBERS® Variable Universal Life contracts. The Ultra Series Fund is one of the underlying mutual fund families supporting the subaccounts of the CUNA Mutual Variable Life Insurance Account and CUNA Mutual Variable Annuity Account.

The Ultra Series Fund includes the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities, International Stock, Target Retirement 2020, Target Retirement 2030, and Target Retirement 2040 Funds.

If you own a MEMBERS® Variable Universal Life or Ultra Vers-ALL LIFESM policy, as you refer to the annual report for the Ultra Series Fund, the funds available on your policy are the Mid Cap Growth Fund, Large Cap Growth Fund, Large Cap Value Fund, Diversified Income Fund, Bond Fund, and Money Market Funds.

If you own a MEMBERS® Variable Annuity, MEMBERS® Variable Annuity II, MEMBERS® Choice Variable Annuity, MEMBERS® Variable Annuity III, or MEMBERS® Variable Universal Life II policy, as you refer to the annual report for the Ultra Series Fund, the funds available on your policy are the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities and International Stock Funds.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the date of this report.

For more complete information including charges and expenses, obtain a prospectus from your representative or call the Home Office at 1-800-798-5500, Monday through Friday, 7 a.m. to 8 p.m. Central time. Consider the investment objectives, risks and charges and expenses of the investment carefully before investing.

As with all securities, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

CUNA Mutual Insurance Society 2000 Heritage Way Waverly, IA 50677

Form 1965-0209

CUNA Mutual Insurance Society 2000 Heritage Way Waverly, IA 50677
Presorted Standard
U.S. Postage
PAID
Carol Stream, IL
Permit No. 1

Form 1965-0209

ANNUAL REPORTS
F o r P e r i o d E n d e d D e c e m b e r 3 1 , 2 0 0 8

T. Rowe Price International Stock Portfolio of the T. Rowe Price International Series, Inc., a mutual fund in which the CUNA Mutual Variable Life Insurance Account and the CUNA Mutual Variable Annuity Account invest.

MFS® Strategic Income SeriesSM of the MFS® Variable Insurance TrustSM, a mutual fund in which the CUNA Mutual Variable Life Insurance Account and the CUNA Mutual Variable Annuity Account invest.

Oppenheimer High Income Fund/VA of the Oppenheimer Variable Account Funds, a mutual fund in which the CUNA Mutual Variable Life Insurance Account and the CUNA Mutual Variable Annuity Account invest.

Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust, a mutual fund in which the CUNA Mutual Variable Life Insurance Account and the CUNA Mutual Variable Annuity Account invest.

MEMBERS® Variable Annuity
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II
Ultra Vers-ALL LIFESM

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

ANNUAL REPORTS

This booklet contains annual reports for underlying mutual funds for the subaccounts listed below for our family of CUNA Mutual MEMBERS® Variable Annuity and/or MEMBERS® Variable Universal Life contracts.

You received this booklet because you have money allocated to one of the subaccounts listed below.

MEMBERS® Variable Universal Life II and MEMBERS® Variable Annuity no longer accept new payments and do not allow transfers of money from other subaccounts to the subaccounts listed below.

MEMBERS® Variable Universal Life I and UltraVers-ALL LIFESM policies do accept new premium for the T. Rowe Price International Stock subaccount and also allows transfer of money to that subaccount, but not the others listed below.

Because you have money allocated to one or more of these subaccounts, you may wish to review the reports for these funds.

1)	T. Rowe Price International Stock Portfolio of the T. Rowe Price International Series, Inc.

2)	MFS® Strategic Income SeriesSM of the MFS® Variable Insurance TrustSM

3)	Oppenheimer High Income Fund/VA of the Oppenheimer Variable Account Funds (VUL II only)

4)	Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust (VUL II only)

You will also receive another booklet that contains the annual report for the Ultra Series Fund for your MEMBERS® Variable Universal Life or MEMBERS® Variable Annuity contract.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the date of this report.

For more complete information including charges and expenses, obtain a prospectus from your representative or call the Home Office at 1-800-798-5500, Monday through Friday, 7 a.m. to 8 p.m. Central time. Consider the investment objectives, risks and charges and expenses of the investment carefully before investing.

As with all securities, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

CUNA Mutual Insurance Society
2000 Heritage Way
Waverly, IA 50677

Form 1940-0209

CUNA Mutual Insurance Society
2000 Heritage Way
Waverly, IA 50677

Form 1940-0209

PRESORTED STANDARD U.S. POSTAGE PAID CAROL STREAM, IL PERMIT NO. 1

ANNUAL REPORTS
F o r P e r i o d E n d e d D e c e m b e r 3 1 , 2 0 0 8

AIM V.I. Global Real Estate Fund — Series II shares, of the AIM Variable Insurance Funds, a mutual fund in which the CUNA Mutual Variable Annuity Account invests.

Franklin High Income Securities Class 4, Mutual Discovery Securities Class 4, Franklin Income Securities Class 4, of the Franklin Templeton Variable Insurance Products Trust, a mutual fund in which the CUNA Mutual Variable Annuity Account invests.

Oppenheimer International Growth Fund®/VA, a series of Panorama Series Fund, Inc., and Oppenheimer Main Street Small Cap Fund®/VA, and Oppenheimer Main Street Fund®/VA, of the Oppenheimer Variable Account Funds, mutual funds in which the CUNA Mutual Variable Annuity Account invests.

PIMCO CommodityRealReturnTM Strategy Portfolio, PIMCO Total Return Portfolio and PIMCO Global Bond Portfolio (Unhedged), of the PIMCO Variable Insurance Trust, a mutual fund in which the CUNA Mutual Variable Annuity Account invests.

Van Kampen Life Investment Trust Mid Cap Growth Portfolio Class II Shares and Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares of the Van Kampen Life Investment Trust, a mutual fund in which the CUNA Mutual Variable Annuity Account invests.

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

ANNUAL REPORTS

This booklet contains annual reports for underlying mutual funds for the subaccounts listed below for our family of CUNA Mutual Variable Annuity Account contracts.

You received this booklet because you have money allocated to one of the subaccounts listed below.

1)	AIM V.I. Global Real Estate Fund — Series II shares, of the AIM Variable Insurance Funds

2)	Franklin High Income Securities Class 4, Mutual Discovery Securities Class 4, Franklin Income Securities Class 4, of the Franklin Templeton Variable Insurance Products Trust

3)	PIMCO CommodityRealReturnTM Strategy Portfolio, PIMCO Total Return Portfolio and PIMCO Global Bond Portfolio (Unhedged), of the PIMCO Variable Insurance Trust

4)	Van Kampen Life Investment Trust Mid Cap Growth Portfolio Class II Shares and Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares of the Van Kampen Life Investment Trust

You will also receive another booklet that contains the annual report for the Ultra Series Fund for your MEMBERS Variable Annuity contract.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the date of this report.

For more complete information including charges and expenses, obtain a prospectus from your representative or call the Home Office at 1-800-798-5500, Monday through Friday, 7 a.m. to 8 p.m. Central time. Consider the investment objectives, risks and charges and expenses of the investment carefully before investing.

As with all securities, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

CUNA Mutual Insurance Society
2000 Heritage Way
Waverly, IA 50677

Form 10000 739 0209

PRESORTED STANDARD U.S. POSTAGE PAID CAROL STREAM, IL PERMIT NO. 1

CUNA Mutual Insurance Society
2000 Heritage Way
Waverly, IA 50677

Form 10000 739 0209